Note 4 - Acquisitions (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
					Aggregate
	Basalt	Rockwood	Versus	Other	Acquisitions

Current assets, excluding cash	$1,203	$2,091	$3,160	$37,736	$44,190
Non-current assets	2,692	11,943	3,854	31,328	49,817
Current liabilities	20,574	22,600	5,309	47,361	95,844
Long-term liabilities	5,151	9,029	2,310	66,430	82,920
	$(21,830)	$(17,595)	$(605)	$(44,727)	$(84,757)

Cash consideration, net of cash acquired of $122,964	$277,596	$174,219	$346,205	$209,277	$1,007,297
Acquisition date fair value of contingent consideration	12,824	6,397	-	38,379	57,600
Total purchase consideration	$290,420	$180,616	$346,205	$247,656	$1,064,897

Acquired intangible assets (note 11)
Finite life	$165,000	$108,100	$218,800	$222,875	$714,775
Goodwill (note 12)	$251,525	$198,879	$249,058	$236,660	$936,122
Redeemable non-controlling interest (note 18)	$104,275	$108,768	$121,048	$167,152	$501,243
Aggregate
Acquisitions

Current assets, excluding cash	$38,215
Non-current assets	18,958

Current liabilities	$20,006
Long-term liabilities	18,106
$19,061

Cash consideration, net of cash acquired of $3,322	$60,832
Acquisition date fair value of contingent consideration	1,850
Total purchase consideration	$62,682

Acquired intangible assets (note 11)	$21,130
Goodwill (note 12)	$22,491
	Revenues	Net earnings

Actual from acquired entities for 2022	$201,750	$26,773
Supplemental pro forma for 2022 (unaudited)	4,658,196	219,243
Supplemental pro forma for 2021 (unaudited)	4,526,317	(295,964)